Note receivable	12 Months Ended
Dec. 31, 2023
Note Receivable [Abstract]
Note Receivable

Note 5. Note receivable

On November 9, 2023, a third party issued an unsecured promissory note to the Company, pursuant to which the Company lent a principal amount of $3,000,000. The note bears interest at the rate of 3% per month and payable one month from the disbursement of funds by the Company. This note receivable balance has been fully collected in January 2024.